AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.4%
Information Technology – 13.3%
Communications Equipment – 0.6%
Motorola Solutions, Inc.	31,363	$8,973,895

Semiconductors & Semiconductor Equipment – 3.5%
Advanced Micro Devices, Inc.(a)	60,254	5,905,495
Broadcom, Inc.	21,803	13,987,497
NVIDIA Corp.	50,398	13,999,052
NXP Semiconductors NV	39,578	7,380,308
QUALCOMM, Inc.(b)	69,718	8,894,622

		50,166,974

Software – 4.8%
Adobe, Inc.(a)	10,290	3,965,457
Microsoft Corp.(b)	180,663	52,085,143
Oracle Corp.(b)	128,991	11,985,844

		68,036,444

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.(b)	365,113	60,207,133
Epic Games, Inc.(a) (c) (d)	5,074	3,324,764

		63,531,897

		190,709,210

Financials – 10.5%
Banks – 1.8%
Fifth Third Bancorp	78,289	2,085,619
JPMorgan Chase & Co.	78,783	10,266,213
PNC Financial Services Group, Inc. (The)	44,236	5,622,396
Wells Fargo & Co.(b)	189,435	7,081,080

		25,055,308

Capital Markets – 1.5%
Charles Schwab Corp. (The)	117,373	6,147,998
Goldman Sachs Group, Inc. (The)	24,079	7,876,482
Jefferies Financial Group, Inc.	232,683	7,385,358

		21,409,838

Consumer Finance – 0.0%
Stripe, Inc.(a) (c) (d)	24,598	492,206

Financial Services – 6.6%
Berkshire Hathaway, Inc. - Class B(a)	219,906	67,900,375
Visa, Inc. - Class A(b)	119,747	26,998,159

		94,898,534

Insurance – 0.6%
Progressive Corp. (The)	56,782	8,123,233

		149,979,119

Health Care – 9.3%
Health Care Providers & Services – 3.3%
HCA Healthcare, Inc.	71,913	18,962,020

Company	Shares	U.S. $ Value

Humana, Inc.	16,835	$8,172,719
UnitedHealth Group, Inc.	42,987	20,315,226

		47,449,965

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	30,581	17,625,971

Pharmaceuticals – 4.8%
Eli Lilly & Co.	19,187	6,589,200
Johnson & Johnson(b)	180,399	27,961,845
Merck & Co., Inc.	203,016	21,598,872
Pfizer, Inc.(b)	301,117	12,285,574

		68,435,491

		133,511,427

Industrials – 8.2%
Aerospace & Defense – 2.6%
Boeing Co. (The)(a)	32,987	7,007,428
Northrop Grumman Corp.	18,180	8,394,070
Raytheon Technologies Corp.	228,244	22,351,935

		37,753,433

Commercial Services & Supplies – 0.6%
Republic Services, Inc.	63,779	8,624,196

Construction & Engineering – 0.2%
WillScot Mobile Mini Holdings Corp.(a)	63,332	2,969,004

Ground Transportation – 2.1%
CSX Corp.	320,316	9,590,261
Norfolk Southern Corp.	33,881	7,182,772
Union Pacific Corp.	63,128	12,705,141

		29,478,174

Industrial Conglomerates – 1.8%
Honeywell International, Inc.	138,112	26,395,966

Machinery – 0.9%
Deere & Co.	30,791	12,712,988

		117,933,761

Energy – 5.3%
Energy Equipment & Services – 0.5%
Schlumberger NV	148,396	7,286,244

Oil, Gas & Consumable Fuels – 4.8%
Chevron Corp.(b)	110,332	18,001,769
EOG Resources, Inc.(b)	138,900	15,922,107
Exxon Mobil Corp.	229,057	25,118,390
Occidental Petroleum Corp.	157,725	9,846,772

		68,889,038

		76,175,282

Communication Services – 4.8%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	150,891	5,720,278

Company	Shares	U.S. $ Value

Deutsche Telekom AG (REG)	180,937	$4,384,518

		10,104,796

Entertainment – 0.5%
Walt Disney Co. (The)(a) (b)	67,466	6,755,371

Interactive Media & Services – 3.1%
Alphabet, Inc. - Class A(a)	288,570	29,933,366
Meta Platforms, Inc. - Class A(a) (b)	68,543	14,527,004

		44,460,370

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	49,623	7,187,395

		68,507,932

Consumer Discretionary – 4.3%
Broadline Retail – 1.2%
Amazon.com, Inc.(a) (b)	173,234	17,893,340

Hotels, Restaurants & Leisure – 2.4%
Booking Holdings, Inc.(a)	7,611	20,187,493
McDonald’s Corp.	48,933	13,682,156

		33,869,649

Specialty Retail – 0.7%
Home Depot, Inc. (The)(b)	35,305	10,419,211

		62,182,200

Consumer Staples – 4.0%
Beverages – 2.0%
PepsiCo, Inc.	154,240	28,117,952

Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	11,837	5,881,450
Kroger Co. (The)	174,517	8,615,905

		14,497,355

Household Products – 1.0%
Procter & Gamble Co. (The)	95,571	14,210,452

		56,825,759

Utilities – 1.6%
Electric Utilities – 1.6%
NextEra Energy, Inc.	59,794	4,608,921
PPL Corp.	635,678	17,665,492

		22,274,413

Materials – 1.1%
Chemicals – 0.6%
FMC Corp.	77,492	9,464,098

Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	79,687	3,259,995

Company	Shares	U.S. $ Value

Glencore PLC	623,895	$3,590,026

		6,850,021

		16,314,119

Total Common Stocks (cost $880,465,917)		894,413,222

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., - Class A, expiring 07/24/2025(a) (c) (d) (cost $52,400)	9,228	0

SHORT-TERM INVESTMENTS – 36.3%
Investment Companies – 36.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(e) (f) (g) (cost $520,193,271)	520,193,271	520,193,271

Total Investments Before Securities Sold Short – 98.7% (cost $1,400,711,588)		1,414,606,493

SECURITIES SOLD SHORT – (5.7)%
COMMON STOCKS – (3.9)%
Consumer Discretionary – (1.1)%
Automobiles – (0.3)%
Ford Motor Co.	(135,387)	(1,705,876)
Lucid Group, Inc.(a)	(102,608)	(824,969)
Rivian Automotive, Inc. Class A(a)	(78,519)	(1,215,474)

		(3,746,319)

Hotels, Restaurants & Leisure – (0.2)%
Airbnb, Inc. - Class A(a)	(8,600)	(1,069,840)
Soho House & Co., Inc.(a)	(365,845)	(2,392,626)

		(3,462,466)

Household Durables – (0.2)%
Mohawk Industries, Inc.(a)	(24,391)	(2,444,466)

Specialty Retail – (0.2)%
GameStop Corp. - Class A(a)	(69,352)	(1,596,483)
Stitch Fix, Inc. Class A(a)	(247,875)	(1,266,641)

		(2,863,124)

Textiles, Apparel & Luxury Goods – (0.2)%
Crocs, Inc.(a)	(13,693)	(1,731,343)
Rent the Runway, Inc. - Class A(a)	(590,057)	(1,681,663)

		(3,413,006)

		(15,929,381)

Company	Shares	U.S. $ Value

Real Estate – (0.6)%
Hotel & Resort REITs – (0.1)%
Chatham Lodging Trust	(84,421)	$(885,576)

Office REITs – (0.1)%
Hudson Pacific Properties, Inc.	(197,470)	(1,313,176)

Retail REITs – (0.1)%
Acadia Realty Trust	(63,671)	(888,211)
Agree Realty Corp.	(12,751)	(874,846)

		(1,763,057)

Specialized REITs – (0.3)%
Digital Realty Trust, Inc.	(39,066)	(3,840,578)

		(7,802,387)

Financials – (0.4)%
Capital Markets – (0.1)%
T Rowe Price Group, Inc.	(20,111)	(2,270,532)

Consumer Finance – (0.1)%
SoFi Technologies, Inc.(a)	(148,606)	(902,038)

Financial Services – (0.1)%
Western Union Co. (The)	(86,776)	(967,552)

Insurance – (0.1)%
Lemonade, Inc.(a)	(142,102)	(2,026,375)

		(6,166,497)

Communication Services – (0.4)%
Diversified Telecommunication Services – (0.2)%
Verizon Communications, Inc.	(82,117)	(3,193,530)

Entertainment – (0.0)%
AMC Entertainment Holdings, Inc.(a)	(64,270)	(94,477)
AMC Entertainment Holdings, Inc. - Class A(a)	(30,930)	(154,960)

		(249,437)

Media – (0.2)%
Paramount Global - Class B	(112,536)	(2,510,678)

		(5,953,645)

Health Care – (0.3)%
Life Sciences Tools & Services – (0.1)%
IQVIA Holdings, Inc.(a)	(10,653)	(2,118,775)

Pharmaceuticals – (0.2)%
Zoetis, Inc.	(15,704)	(2,613,774)

		(4,732,549)

Information Technology – (0.3)%
Electronic Equipment, Instruments & Components – (0.2)%
Amphenol Corp. - Class A	(12,967)	(1,059,663)
Keysight Technologies, Inc.(a)	(7,873)	(1,271,332)

		(2,330,995)

Company	Shares	U.S. $ Value

IT Services – (0.1)%
Cognizant Technology Solutions Corp. - Class A	(33,930)	$(2,067,355)

		(4,398,350)

Industrials – (0.3)%
Electrical Equipment – (0.1)%
Hubbell, Inc.	(4,493)	(1,093,192)

Machinery – (0.1)%
Snap-on, Inc.	(3,637)	(897,939)
Stanley Black & Decker, Inc.	(13,479)	(1,086,138)

		(1,984,077)

Trading Companies & Distributors – (0.1)%
Watsco, Inc.	(3,123)	(993,613)

		(4,070,882)

Utilities – (0.2)%
Electric Utilities – (0.2)%
NRG Energy, Inc.	(68,804)	(2,359,289)

Materials – (0.2)%
Containers & Packaging – (0.2)%
Avery Dennison Corp.	(12,366)	(2,212,648)

Consumer Staples – (0.1)%
Consumer Staples Distribution & Retail – (0.1)%
Walgreens Boots Alliance, Inc.	(51,380)	(1,776,720)

Total Common Stocks (proceeds $55,740,742)		(55,402,348)

INVESTMENT COMPANIES – (1.8)%
Funds and Investment Trusts – (1.8)%(f)
Invesco CurrencyShares Euro Currency Trust	(64,583)	(6,470,571)
iShares 20+ Year Treasury Bond ETF	(186,162)	(19,802,052)

Total Investment Companies (proceeds $25,313,171)		(26,272,623)

Total Securities Sold Short (proceeds $81,053,913)		(81,674,971)

Total Investments, Net of Securities Sold Short – 93.0% (cost $1,319,657,675)(h)		1,332,931,522
Other assets less liabilities – 7.0%		99,562,905

Net Assets – 100.0%		$1,432,494,427

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	263	June 2023	$54,411,413	$(2,744,612)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MSABAMAL	FedFundEffective minus 0.50%	Maturity	USD	493	10/18/2023	$21,093
MSABAMAL	FedFundEffective minus 0.50%	Maturity	USD	623	10/18/2023	(18,618)
MSABAMAL	FedFundEffective minus 0.50%	Maturity	USD	115	03/06/2024	6,148
MSABAMAL	FedFundEffective minus 0.50%	Maturity	USD	41	03/06/2024	(1,324)
MSABAMAL	FedFundEffective minus 0.50%	Maturity	USD	123	03/06/2024	(7,708)

						$(409)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,452,490 and gross unrealized depreciation of investments was $(27,923,664), resulting in net unrealized appreciation of $10,528,826.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$187,384,446	$—	$3,324,764		$190,709,210
Financials	149,486,913	—	492,206		149,979,119
Health Care	133,511,427	—	—		133,511,427
Industrials	117,933,761	—	—		117,933,761
Energy	76,175,282	—	—		76,175,282
Communication Services	64,123,414	4,384,518	—		68,507,932
Consumer Discretionary	62,182,200	—	—		62,182,200
Consumer Staples	56,825,759	—	—		56,825,759
Utilities	22,274,413	—	—		22,274,413
Materials	12,724,093	3,590,026	—		16,314,119
Warrants	—	—	0	(a)	—
Short-Term Investments	520,193,271	—	—		520,193,271

Investments in Securities:	Level 1	Level 2	Level 3		Total
Liabilities:
Common Stocks:
Consumer Discretionary	$(15,929,381)	$—	$—		$(15,929,381)
Real Estate	(7,802,387)	—	—		(7,802,387)
Financials	(6,166,497)	—	—		(6,166,497)
Communication Services	(5,953,645)	—	—		(5,953,645)
Health Care	(4,732,549)	—	—		(4,732,549)
Information Technology	(4,398,350)	—	—		(4,398,350)
Industrials	(4,070,882)	—	—		(4,070,882)
Utilities	(2,359,289)	—	—		(2,359,289)
Materials	(2,212,648)	—	—		(2,212,648)
Consumer Staples	(1,776,720)	—	—		(1,776,720)
Investment Companies	(26,272,623)	—	—		(26,272,623)

Total Investments in Securities	1,321,140,008	7,974,544	3,816,970	(a)	1,332,931,522
Other Financial Instruments(b):
Assets:
Total Return Swaps	—	27,241	—		27,241
Liabilities:
Futures	(2,744,612)	—	—		(2,744,612)
Total Return Swaps	—	(27,650)	—		(27,650)

Total	$1,318,395,396	$7,974,135	$3,816,970	(a)	$1,330,186,501

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 06/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$871,948	$1,537,761	$1,889,516	$520,193	$18,124